Income tax (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Cayman Islands	Dec. 31, 2012 British Virgin Islands	Dec. 31, 2012 PRC Subsidiaries USD ($)	Dec. 31, 2012 PRC Subsidiaries CNY	Dec. 31, 2012 Hainan Simcere	Dec. 31, 2011 Hainan Simcere	Dec. 31, 2010 Hainan Simcere	Dec. 31, 2012 Shandong Simcere	Dec. 31, 2011 Shandong Simcere	Dec. 31, 2010 Shandong Simcere	Dec. 31, 2012 Nanjing Simcere	Dec. 31, 2011 Nanjing Simcere	Dec. 31, 2010 Nanjing Simcere	Dec. 31, 2012 Shanghai Simcere	Dec. 31, 2011 Shanghai Simcere	Dec. 31, 2010 Shanghai Simcere	Dec. 31, 2012 Jilin Boda	Dec. 31, 2011 Jilin Boda	Dec. 31, 2010 Jilin Boda	Dec. 31, 2012 Simcere Zhong Ren	Dec. 31, 2011 Simcere Zhong Ren	Dec. 31, 2010 Simcere Zhong Ren	Dec. 31, 2011 Jiangsu Quanyi	Dec. 31, 2010 Jiangsu Quanyi	Dec. 31, 2014 Forecast Hainan Simcere	Dec. 31, 2013 Forecast Hainan Simcere	Dec. 31, 2014 Forecast Shandong Simcere	Dec. 31, 2013 Forecast Shandong Simcere	Dec. 31, 2015 Forecast Nanjing Simcere	Dec. 31, 2014 Forecast Nanjing Simcere	Dec. 31, 2013 Forecast Nanjing Simcere	Dec. 31, 2014 Forecast Jilin Boda	Dec. 31, 2013 Forecast Jilin Boda	Dec. 31, 2014 Forecast Simcere Zhong Ren	Dec. 31, 2013 Forecast Simcere Zhong Ren	Dec. 31, 2012 United States Simcere America	Dec. 31, 2012 People's Republic of China	Dec. 31, 2011 People's Republic of China	Dec. 31, 2010 People's Republic of China	Dec. 31, 2007 People's Republic of China
Income tax
Statutory income tax rate (as a percent)	25.00%																																				41.00%	25.00%
Withholding tax rate (as a percent)		0.00%	0.00%
Income tax rate subject to (as a percent)				25.00%	25.00%	15.00%	15.00%	11.00%	15.00%	12.00%	11.00%	15.00%	15.00%	12.50%	25.00%	24.00%	22.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	25.00%	15.00%	25.00%	15.00%	25.00%	15.00%	25.00%	15.00%	15.00%	25.00%	15.00%	25.00%	15.00%
Transition period																																						5 years
Preferential income tax rate, expired (as a percent)																																									15.00%
Transitional income tax rate (as a percent)																																						25.00%	24.00%	22.00%
Preferential income tax rate for entities that qualify as Advanced and New Technology Enterprises (as a percent)																																						15.00%
Withholding tax on dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor (as a percent)																																						10.00%
Unrecognized deferred tax liability for undistributed earnings				$ 17,596	109,623
Undistributed earnings generated by the PRC subsidiaries				$ 175,957	1,096,232